Leases - Additional Information (Detail) $ in Thousands	Dec. 31, 2025 USD ($)
Lessee, Lease, Description [Line Items]
Operating leases not yet commenced	$ 37,000
Minimum [Member]
Lessee, Lease, Description [Line Items]
Expected to commence operating leases terms	5 years
Maximum [Member]
Lessee, Lease, Description [Line Items]
Expected to commence operating leases terms	10 years